Subsequent events (Details) - Subsequent events $ in Millions	Jan. 17, 2025 USD ($)
Senior Notes, Bloom Note 2027
Subsequent Events
Original facility size	$ 67.0
Stated interest rate	10.00%
Bloom Notes – 2025
Subsequent Events
Debt conversion, original debt amount	$ 60.0
Debt conversion, accrued interest	7.0
Payment of accrued interest	0.6
Payment for debt origination fees	$ 1.0